Going Concern (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 983,615	$ 408,896	$ 79,110	$ 59,205	$ 153,222	$ 123,714	$ 1,471,621	$ 336,141	$ 447,495	$ 1,316,573
Working capital deficit	1,785,552						1,785,552		988,373
Accumulated deficit	$ 39,499,072						$ 39,499,072		$ 38,027,451	$ 37,556,941